Intangibles assets (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the years ended April 30, 2023 and 2022 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2021	33	4,089	7,635	138	—	11,895
Costs expensed	—	—	—	—	191	191
Acquisition of BioStrand	—	28,459	391	—	—	28,850
Foreign exchange	—	(634)	(667)	(12)	(11)	(1,324)
Balance, April 30, 2022	33	31,914	7,359	126	180	39,612
Foreign exchange	—	3,229	744	13	18	4,004
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616

Accumulated Amortization:
Balance, April 30, 2021	1	1,445	4,391	—	—	5,837
Amortization	7	398	1,577	—	31	2,013
Foreign exchange	—	(150)	(477)	—	(1)	(628)
Balance, April 30, 2022	8	1,693	5,491	—	30	7,222
Amortization	7	2,710	1,477	128	92	4,414
Foreign exchange	(1)	372	665	9	10	1,055
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691

Net Book Value:
April 30, 2022	25	30,221	1,868	126	150	32,390
April 30, 2023	19	30,368	470	2	66	30,925